Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts receivable	Accounts Receivable

As at	Dec 31, 2017	Dec 31, 2016
Accounts receivable	148,805	185,414
Allowance for doubtful accounts	(2,777)	(2,922)
Total	146,028	182,492

Analysis of age of financial assets that are past due but not impaired
An aging of accounts receivable balances past due but not impaired is as follows:

As at	Dec 31, 2017	Dec 31, 2016
Amounts past due (net of provision)
Past due 1 - 30 days	6,280	8,288
Past due 31 - 60 days	2,642	2,413
Past due 61 - 120 days	3,070	3,175
Past due more than 120 days	3,344	1,712
Total	15,336	15,588